BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Maturities of ESOP Debt [Table Text Block]	At December 31, 2014, the remaining principal balance on the ESOP debt is payable as follows (in thousands):

2015	$495
2016	516
2017	539
2018	563
2019	587
Thereafter	1,970
Total	$4,670

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
Shares held by the ESOP include the following at December 31, 2014 and 2013:

	December 31,
	2014	2013
	(Dollars In Thousands)
Allocated	243,549	214,146
Committed to be allocated	48,638	48,637
Unallocated	459,163	507,801
Total shares	751,350	770,584
Fair value of unallocated shares	$5,202	$6,119

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
he fair value of each option was determined at the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2014	2012
Expected term (years)	10.00	10.00
Expected dividend yield	1.37%	1.45%
Expected volatility	58.19%	24.06%
Risk-free interest rate	2.67%	1.86%
Fair value of options granted	$6.79	$2.96

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of activity for the Company’s stock options for the year ended December 31, 2014:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Options outstanding at beginning of year	853,045	$10.78
Options granted	8,981	11.71
Options exercised	(52,406)	10.64
Options forfeited	(57,357)	10.33
Options outstanding at end of year	752,263	10.83	4.51
Options exercisable at end of year	513,499	10.89	3.08

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents the summary of activity for the Company’s unvested restricted shares for the year ended December 31, 2014.

	Shares	Weighted Average Grant Date Fair Value

Unvested restricted shares at beginning of year	150,495	$11.01
Restricted shares granted	—	—
Restricted shares vested	(32,292)	10.89
Restricted shares forfeited	(8,125)	11.01
Unvested restricted shares at end of year	110,078	11.04